Cover Page	Feb. 09, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 09, 2021
Entity Registrant Name	WESCO International, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-14989
Entity Tax Identification Number	25-1723342
Entity Address, Address Line One	225 West Station Square DriveSuite 700
Entity Address, Postal Zip Code	15219
Entity Address, City or Town	Pittsburgh,
Entity Address, State or Province	PA
City Area Code	412
Local Phone Number	454-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000929008
Amendment Flag	false
Document Information [Line Items]
Document Period End Date	Feb. 09, 2021
Document Type	8-K
Entity Registrant Name	WESCO International, Inc.
City Area Code	412
Local Phone Number	454-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Cover [Abstract]
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	WCC
Security Exchange Name	NYSE
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	WCC
Security Exchange Name	NYSE
Preferred Share Purchase Right Member [Member]
Cover [Abstract]
Title of 12(b) Security	Preferred Share Purchase Rights
Trading Symbol	N/A
Security Exchange Name	NYSE
Document Information [Line Items]
Title of 12(b) Security	Preferred Share Purchase Rights
Trading Symbol	N/A
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Cover [Abstract]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,00th interest in a share of Series A Fixed-Rate Reset Cumulative Perpetual Preferred Stock
Trading Symbol	WCC PR A
Security Exchange Name	NYSE
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,00th interest in a share of Series A Fixed-Rate Reset Cumulative Perpetual Preferred Stock
Trading Symbol	WCC PR A
Security Exchange Name	NYSE